Business Update Related to COVID-19	6 Months Ended
Jun. 30, 2023
Business Update Related To Covid-19
Business Update Related to COVID-19

Note  33.            Business Update Related to COVID-19

In March 2020, the World Health Organization declared the Coronavirus (COVID-19) a pandemic. The outbreak spread quickly around the world, including in every geography in which the Group operates. The pandemic has created uncertainty around the impact of the global economy and has resulted in impacts to the financial markets and asset values. Governments implemented various restrictions around the world, including closure of non-essential businesses, travel, shelter-in-place requirements for citizens and other restrictions.

The Group took a number of precautionary steps to safeguard its businesses and colleagues from COVID-19, including implementing travel restrictions, working from home arrangements and flexible work policies. The Group has now returned to offices around the world. We continue to prioritize the safety and well-being of our colleagues.

The Group’s major production centers, located in Taiwan and Vietnam, were quick to implement controls and safeguards around their processes that enabled us to continue delivering products with minimal interruption to our clients. In the six months to June 30, 2023, the impact upon the Group has been very limited and we remain confident that we are able to, and will be able to, fulfil all current and future client orders.

Currently the Group remains able to meet its commitments and does not foresee any significant challenges in the near future. The Group currently does not anticipate any material impact on its liquidity position in future periods nor on its outlook.

At this stage it remains impossible to predict the extent of the impact of the COVID-19 pandemic on future periods as this will depend on numerous evolving factors and future developments that the Group is not able to predict.